Convertible note	12 Months Ended
Dec. 31, 2024
Convertible note
Convertible note

25Convertible note

Convertible note in 2020

On 17 September 2020, the Company entered into a convertible note purchase agreement, pursuant to which, the Company issued a convertible note to ADV at a principal amount of US$5,000,000 (equivalent to approximately RMB33,474,000) at a maturity date of 17 March 2023. Nevertheless, in July 2022, the Company entered into a Share Purchase Agreement, a Subscription Agreement, a Shareholders’ Agreement and a Cooperation Agreement (collectively “Financing Agreements”) with ADV and other parties, under which the Company settled with ADV on the above convertible note purchase agreement. According to the Financing Agreements, the aforementioned convertible note held by ADV will no longer accrue interest after July 2022 and ADV undertakes to covert the outstanding principal amount as well as interest into the Company’s ordinary shares at the price of RMB4.203 per ordinary share without cash payment upon the closing of the Financing Agreements. The key terms of the convertible note are summarised as follows:

(a)	Conversion feature

Convertible note is convertible into American Depository Receipts (“ADRs”) of the Company, at the option of the holder after 6 months from the issue date to the maturity date, unless the Company has previously elected to redeem the convertible note.

(b)	Redemption feature

The Company has a right to redeem all of the outstanding convertible note after one year from the issue date. The holder has a right to redeem all outstanding convertible note at maturity date at a price equivalent to a 12.5% internal rate of return compounded annually from the issue date to maturity date. The Company can elect to redeem all outstanding convertible note after one year from the issue date at a price equivalent to 15% internal rate of return compounded annually from the issue date to the redemption date.

Before the first anniversary of the issuance of the convertible note, the convertible note is redeemable at the option of the Company and by giving notice in writing to the convertible note holder.

As a part of the financing plan of convertible note, on 17 September 2020, the Company also entered into an exit payment agreement with ADV to compensate ADV for a maximum of US$2,700,000 if certain requirements are not fulfilled. On 20 July 2022, the Company granted a warrant to ADV for a right to purchase the Company’s shares at USD equivalent of RMB4.67 per share as a substitute to the exit payment which was effective since August 16, 2023 and until 6:00pm (Hong Kong time) on December 14, 2024 (inclusive). The warrant of exit payment is measured at fair value of RMB19,506,000 included in convertible note.

25Convertible note (Continued)

Convertible note in 2020 (Continued)

(c)	Fair value measurement

The Group monitors the convertible note on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire hybrid contract as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

As at 31 December 2023, the directors used the binominal method.

According to the agreement, convertible note converted into $2,700,000 of other payables in 2024.

The movement of the convertible note is set out as below:

RMB’000

For the year ended 31 December 2023
At 1 January 2023	64,565
Converted into shares	(45,175)
Change in fair value	116

At 31 December 2023	19,506

Fair value changes for the year included in consolidated statement of comprehensive loss for liabilities held at the year end	116

For the year ended 31 December 2024
At 1 January 2024	19,506
Converted into other payables	(19,506)

At 31 December 2024	—

Reference is made to the press release of the Company filed with the Securities and Exchange Commission (the “SEC”) on July 20, 2022 and form 6-K of the Company filed with the SEC on February 16, 2023 and August 17, 2023 in relation to, among other, entry into a share purchase agreement, a subscription agreement, a shareholders’ agreement and a cooperation agreement. The Company has closed its previously announced issue of a total number of 12,088,808 ordinary shares of the Company to ADV at a conversion price of US dollars equivalent of RMB4.203 per ordinary share on August 16, 2023 pursuant to the Note issued to ADV on September 17, 2020 and the cooperation agreement between ADV and its affiliate, the Company, Dr. Zhou Pengwu, Ms. Ding Wenting, Wanda and Jiechuang dated July 20, 2022.